CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income		$ 4,637,754	$ 3,826,192
Other comprehensive income:
Unrealized gains on securities available for sale arising during the period		350,050	3,109,425
Reclassification adjustment for realized gains included in income		(10,821)	(109,712)
Tax effect		(138,566)	(1,109,894)
Total other comprehensive income	[1]	200,663	1,889,819
Comprehensive income		$ 4,838,417	$ 5,716,011

[1]	All amounts are net of tax.